Net loss per share and Unaudited Pro Forma per Share of Common Stock - Unaudited Pro Forma Basic and Diluted Loss per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended	61 Months Ended	70 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2014
Pro forma loss per share-basic and diluted
Net loss-basic and diluted	$ (13,834)	$ (5,009)	$ (41,860)	$ (12,683)	$ (18,497)	$ (13,217)	$ (23,130)	$ (54,844)	$ (96,704)
Change in fair value of convertible preferred stock warrant liability			2,279	(1)	41			(40)	2,239
Change in fair value of convertible preferred stock call option liability								1,098	1,098
Weighted average number of shares outstanding-basic and diluted net loss per share	24,194,808	250,745	17,137,647	177,777	450,000	115,219
Net loss per share-basic and diluted	$ (0.57)	$ (19.98)	$ (3.93)	$ (71.34)	$ (41.10)	$ (114.71)
Pro Forma [Member]
Pro forma loss per share-basic and diluted
Net loss-basic and diluted					(18,497)
Interest expense related to convertible notes					128
Change in fair value of convertible preferred stock warrant liability					41
Change in fair value of convertible preferred stock call option liability					(969)
Adjusted net loss attributable to common stockholders					$ (19,297)
Weighted-average shares used to compute basic and diluted net loss per share					450,000
Adjustment for assumed effect of conversion of convertible notes into common stock					14,574
Adjustment for assumed exercise of preferred stock warrants					128,908
Adjustments to reflect the assumed conversion of convertible preferred stock					9,104,881
Weighted average number of shares outstanding-basic and diluted net loss per share					9,698,363
Net loss per share-basic and diluted					$ (1.99)